Investment Objectives and Goals	Dec. 19, 2025
Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant Wilshire NxtGen US Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Rayliant Wilshire NxtGen US Large Cap Equity ETF (the “US Large Cap Equity ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index (the “Index”).

Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Rayliant Wilshire NxtGen Emerging Markets Equity ETF (the “Emerging Markets Equity ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index (the “Index”).